Financial instruments - risk management (Details 2) - GBP (£) £ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and cash equivalents:
Total	£ 2,343	£ 13,204	£ 17,608	£ 16,175
Net Foreign Currency Assets/(Liabilities):
Total	1,981	4,192	2,507
Foreign exchange risk [Member] | Pounds Sterling
Cash and cash equivalents:
Total	457	6,116	10,229
Foreign exchange risk [Member] | US Dollar
Cash and cash equivalents:
Total	1,421	5,362	2,186
Net Foreign Currency Assets/(Liabilities):
Total	1,421	4,459	(206)
Foreign exchange risk [Member] | Euro
Cash and cash equivalents:
Total	459	1,632	5,143
Net Foreign Currency Assets/(Liabilities):
Total	552	(362)	2,655
Foreign exchange risk [Member] | Other
Cash and cash equivalents:
Total	6	94	50
Net Foreign Currency Assets/(Liabilities):
Total	£ 8	£ 95	£ 58